Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued) a. Financial Instrument Valuation (continued)

Securities in the California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is each fund s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are

64 | Semiannual Report

This page intentionally left blank.

This page intentionally left blank.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/12

Item 1. Reports to Stockholders.

DECEMBER 31, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Sign up for electronic delivery
at **franklintempleton.com/edelivery**



TAX-FREE INCOME

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

State Update and Municipal Bond Market Overview

California's recovery from the Great Recession gained momentum during the reporting period. The troubled real estate market delivered strong sales and price gains, boosting the state's economy and increasing its citizens' household wealth levels. Although California's 9.8% unemployment rate in December was significantly higher than the 7.8% national rate,[1] the state's pace of job creation surpassed the nation's during much of the period. The information, leisure and hospitality, and education and health services sectors grew over six months, while the mining and logging sector and manufacturing sector declined.

Lawmakers enacted an on-time fiscal year 2013 budget that closed a $15.7 billion gap through recurring and one-time spending cuts, temporary taxes and other actions while rebuilding a nearly $1 billion reserve.[2] The enacted budget required the passage of Proposition 30, an initiative calling for increased income taxes for high-income earners for seven years and a four-year increase to the sales tax, with the additional revenues dedicated solely to funding education. Voters passed Proposition 30 in November 2012, raising California's revenue base and avoiding $6 billion in automatic spending cuts to education and public safety. This improved budget situation prompted lawmakers to project a surplus by fiscal year 2014, based on the assumption that future expenditures would grow less rapidly than revenues. Near period-end, lawmakers announced that revenues collected in November 2012 did not match expectations, largely because of a steep drop in personal income taxes. This underperformance contrasted with the recent trend of positive budgetary developments and highlighted the challenge the state's revenue volatility poses during economic downturns.

The state's net tax-supported debt was $2,559 per capita and 6.0% of personal income, compared with the $1,117 and 2.8% national medians.[3] Although California's debt levels ranked among the nation's highest, independent credit rating agency Standard & Poor's (S&P) considered them moderate given the state's large population and budget. In October 2012, S&P affirmed California's general obligation bond rating of A- (a low rating for states) with a positive

1. Source: Bureau of Labor Statistics.

2. Source: Edmund G. Brown, Jr., Governor, State of California, "California State Budget 2012-13: Enacted Budget Summary," 6/28/12.

3. Source: Moody's Investors Service, "Median Report: 2012 State Debt Medians Report," 5/22/12.

outlook.[4] S&P's rating and outlook reflected the state's economic depth and diversity, capacity to attract venture capital, significant presence of the growing biotechnology and alternative energy industries, prominent higher education institutions, and innovative businesses and sectors, as well as improved budgeting flexibility and cash performance.

For the six-month period ended December 31, 2012, the municipal bond market produced solid returns. During this period, the Barclays Municipal Bond Index, which tracks investment-grade municipal securities, returned +3.01%.[5] In comparison, the Barclays U.S. Treasury Index returned +0.48%.[5] The tax-exempt nature of most municipal bond coupon payments included in the Barclays Municipal Bond Index further enhanced the relative strength of municipal bond performance for the six months under review.

In a September 13, 2012, news release, the Federal Open Market Committee (FOMC) cited continued elevated unemployment levels, slowing increases to business spending and sluggish home prices as reasons to augment its highly accommodative monetary policy. Beyond keeping the federal funds target rate extremely low, the FOMC stated its intention to buy $40 billion a month in mortgages for the foreseeable future. The FOMC also said it intended to continue its current program of buying long-term Treasury bonds and selling short-term Treasury bills and notes, commonly called "Operation Twist," through the remainder of 2012. The Fed's actions during the period under review benefited the U.S. Treasury market and the municipal bond market.

Federal Reserve Board Chairman Ben Bernanke spoke on August 31, 2012, about state and local government austerity measures as a headwind to the pace of economic growth, adding that state and local governments had made real cuts to spending and employment. Spending cuts included reducing borrowing costs by issuing new debt at a lower rate and refinancing outstanding debt. New issuance increased during 2012 compared with 2011, albeit from levels that were the lowest for new municipal bond issuance in a decade. Almost half of municipalities' primary market issuance was for the purpose of refinancing outstanding debt. In 2012, the dollar amount of bonds issued for refinancing far outpaced that of 2011, but such bonds generally do not affect the total amount of outstanding municipal bonds. In contrast, bonds issued for new

4. This does not indicate S&P's rating of any Fund.

5. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

projects were more limited, resulting in low net supply of investment opportunities for municipal bond buyers. The scarcity of new bonds drove prices higher during the period.

After the November elections, discussions about ways to achieve deficit reduction included possibly changing municipal bonds' tax-exempt status. Investor nervousness about such changes prompted outflows from municipal bond mutual funds that reached the highest weekly level since January 2011, according to Lipper Inc. Municipal bond prices fell and their yields rose near the end of the reporting period. Late on January 1, 2013, Congress agreed to raise income taxes on the wealthiest Americans and defer some federal spending cuts. The bill did not include changes to municipal bonds' tax-exempt status.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis and opinions as of December 31, 2012, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Franklin California Insured Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin California Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in insured municipal securities that pay interest free from such taxes.[1,2]

Credit Quality Breakdown*
Franklin California Insured Tax-Free Income Fund
Based on Total Long-Term Investments as of 12/31/12**



AAA	6.1%
AA	65.9%
A	10.5%
BBB	14.6%
Not Rated	2.9%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Franklin California Insured Tax-Free Income Fund's semiannual report for the period ended December 31, 2012.

Performance Overview

The Fund's Class A share price, as measured by net asset value, increased from $12.72 on June 30, 2012, to $13.02 on December 31, 2012. The Fund's

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 31.

Dividend Distributions*
Franklin California Insured Tax-Free Income Fund
7/1/12-12/31/12

Month	Dividend per Share (cents)			
	Class A	Class B	Class C	Advisor Class
July	4.19	3.61	3.60	4.29
August	4.19	3.61	3.60	4.29
September	4.19	3.64	3.56	4.30
October	4.19	3.64	3.56	4.30
November	4.19	3.64	3.56	4.30
December	4.09	3.55	3.47	4.20
Total	**25.04**	**21.69**	**21.35**	**25.68**

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 25.04 cents per share for the same period.[3] The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.61%, based on an annualization of December's 4.09 cent per share dividend and the maximum offering price of $13.60 on December 31, 2012. An investor in the 2012 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 6.12% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary. Dividend distributions during the period under review were affected by decreasing interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund's range of allowable investments. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Manager's Discussion

Consistent with our strategy, we sought to remain close to fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Thank you for your participation in Franklin California Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

Effective at the close of market January 18, 2013, Franklin California Insured Tax-Free Income Fund will be closed to new investors. Additionally, effective at the close of market March 1, 2013, the Fund will be closed to all investment from new and existing shareholders with the exception of dividend reinvestments and capital gains distributions.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Breakdown
Franklin California Insured
Tax-Free Income Fund
12/31/12

	% of Total Long-Term Investments*
General Obligation	27.2%
Utilities	14.1%
Transportation	13.5%
Subject to Government Appropriations	12.4%
Hospital & Health Care	10.9%
Tax-Supported	7.2%
Refunded	6.0%
Higher Education	5.1%
Other Revenue	2.1%
Housing	1.5%

*Does not include short-term investments and other net assets.

Performance Summary as of 12/31/12

Franklin California Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FRCIX)		Change	12/31/12	6/30/12
Net Asset Value (NAV)		+$0.30	$13.02	$12.72
Distributions (7/1/12–12/31/12)				
Dividend Income	$0.2504			
Class B (Symbol: FRCBX)		**Change**	**12/31/12**	**6/30/12**
Net Asset Value (NAV)		+$0.30	$13.08	$12.78
Distributions (7/1/12–12/31/12)				
Dividend Income	$0.2169			
Class C (Symbol: FRCAX)		**Change**	**12/31/12**	**6/30/12**
Net Asset Value (NAV)		+$0.31	$13.19	$12.88
Distributions (7/1/12–12/31/12)				
Dividend Income	$0.2135			
Advisor Class (Symbol: FZCAX)		**Change**	**12/31/12**	**6/30/12**
Net Asset Value (NAV)		+$0.30	$13.04	$12.74
Distributions (7/1/12–12/31/12)				
Dividend Income	$0.2568			

Performance Summary *(continued)*

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. ***Class A:*** *4.25% maximum initial sales charge;* ***Class B:*** *contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter;* ***Class C:*** *1% CDSC in first year only;* ***Advisor Class:*** *no sales charges.*

Class A	6-Month		1-Year	5-Year	10-Year
Cumulative Total Return[1]	+4.34%		+9.62%	+29.91%	+60.54%
Average Annual Total Return[2]	-0.06%		+4.95%	+4.45%	+4.39%
Distribution Rate[3]		3.61%			
Taxable Equivalent Distribution Rate[4]		6.12%			
30-Day Standardized Yield[5]		2.42%			
Taxable Equivalent Yield[4]		4.10%			
Total Annual Operating Expenses[6]		0.60%			
Class B	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+4.06%		+8.99%	+26.30%	+53.62%
Average Annual Total Return[2]	+0.06%		+4.99%	+4.45%	+4.39%
Distribution Rate[3]		3.26%			
Taxable Equivalent Distribution Rate[4]		5.53%			
30-Day Standardized Yield[5]		1.98%			
Taxable Equivalent Yield[4]		3.36%			
Total Annual Operating Expenses[6]		1.14%			
Class C	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+4.08%		+8.97%	+26.39%	+52.03%
Average Annual Total Return[2]	+3.08%		+7.97%	+4.80%	+4.28%
Distribution Rate[3]		3.16%			
Taxable Equivalent Distribution Rate[4]		5.36%			
30-Day Standardized Yield[5]		1.98%			
Taxable Equivalent Yield[4]		3.36%			
Total Annual Operating Expenses[6]		1.15%			
Advisor Class[7]	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+4.39%		+9.71%	+30.60%	+61.40%
Average Annual Total Return[2]	+4.39%		+9.71%	+5.48%	+4.90%
Distribution Rate[3]		3.87%			
Taxable Equivalent Distribution Rate[4]		6.56%			
30-Day Standardized Yield[5]		2.64%			
Taxable Equivalent Yield[4]		4.48%			
Total Annual Operating Expenses[6]		0.50%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236****.*

Endnotes

All investments involve risks, including possible loss of principal. When interest rates rise, debt security prices generally fall, and debt security prices generally rise when interest rates fall. Securities with longer maturities are generally more sensitive to interest rate changes. A debt security issuer may fail to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. A change in the credit rating of any insurers of securities in the Fund's portfolio, or the inability of an insurer to meet its insurance obligations, may affect the Fund. A downgrade of municipal bond insurers rated BBB or above would reduce the supply of insured municipal securities that meet the Fund's investment guidelines. The Fund is likely to be affected by events in California, including economic or political policy changes, tax base erosion, constitutional limits on tax increases, budget deficits, other financial difficulties, and changes in the credit ratings assigned to California issuers. The Fund may be affected by the same types of events in any of the territories in which it invests. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. Distribution rate is based on an annualization of the respective class's December dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 12/31/12.
4. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%. Published rates as of 6/27/12 do not take into account subsequent California and federal political and regulatory developments that may impact personal tax rates, possibly with retroactive effect.
5. The 30-day standardized yield for the 30 days ended 12/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.
6. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +39.19% and +8.26%.

Your Fund's Expenses

Franklin California Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12–12/31/12
Actual	$1,000	$1,043.40	$3.09
Hypothetical (5% return before expenses)	$1,000	$1,022.18	$3.06
Class B			
Actual	$1,000	$1,040.60	$5.81
Hypothetical (5% return before expenses)	$1,000	$1,019.51	$5.75
Class C			
Actual	$1,000	$1,040.80	$5.92
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85
Advisor Class			
Actual	$1,000	$1,043.90	$2.58
Hypothetical (5% return before expenses)	$1,000	$1,022.68	$2.55

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.60%; B: 1.13%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Franklin California Intermediate-Term Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.[1] The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of 3 to 10 years.

Credit Quality Breakdown*
Franklin California Intermediate-Term Tax-Free Income Fund
12/31/12

Ratings	% of Total Long-Term Investments**
AAA	3.3%
AA	42.4%
A	25.7%
BBB	24.1%
Below Investment Grade	0.3%
Not Rated	4.2%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's credit-worthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin California Intermediate-Term Tax-Free Income Fund's semiannual report for the period ended December 31, 2012.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 45.

Dividend Distributions*
Franklin California Intermediate-Term Tax-Free Income Fund
7/1/12-12/31/12

	Dividend per Share (cents)		
Month	**Class A**	**Class C**	**Advisor Class**
July	3.43	2.87	3.53
August	3.33	2.77	3.43
September	3.23	2.65	3.33
October	3.23	2.65	3.33
November	3.23	2.65	3.33
December	3.23	2.66	3.33
Total	**19.68**	**16.25**	**20.28**

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

Performance Overview

The Fund's Class A share price, as measured by net asset value, increased from $12.04 on June 30, 2012, to $12.18 on December 31, 2012. The Fund's Class A shares paid dividends totaling 19.68 cents per share for the same period.[2] The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.11%, based on an annualization of December's 3.23 cent per share dividend and the maximum offering price of $12.46 on December 31, 2012. An investor in the 2012 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 5.28% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C and Advisor shares' performance, please see the Performance Summary. Dividend distributions during the period under review were affected by decreasing interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund's range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Manager's Discussion

Consistent with our strategy, we sought to remain close to fully invested in bonds that maintain an average weighted maturity of 3 to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Thank you for your participation in Franklin California Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Breakdown

Franklin California Intermediate-Term Tax-Free Income Fund
12/31/12

	% of Total Long-Term Investments*
General Obligation	21.0%
Subject to Government Appropriations	16.3%
Tax-Supported	16.2%
Utilities	15.3%
Hospital & Health Care	13.3%
Transportation	7.4%
Higher Education	4.4%
Other Revenue	2.7%
Housing	1.8%
Refunded	1.6%

*Does not include short-term investments and other net assets.

Performance Summary as of 12/31/12

Franklin California Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FKCIX)		Change	12/31/12	6/30/12
Net Asset Value (NAV)		+$0.14	$12.18	$12.04
Distributions (7/1/12–12/31/12)				
Dividend Income	$0.1968			
Class C (Symbol: FCCIX)		**Change**	**12/31/12**	**6/30/12**
Net Asset Value (NAV)		+$0.14	$12.22	$12.08
Distributions (7/1/12–12/31/12)				
Dividend Income	$0.1625			
Advisor Class (Symbol: FRCZX)		**Change**	**12/31/12**	**6/30/12**
Net Asset Value (NAV)		+$0.13	$12.20	$12.07
Distributions (7/1/12–12/31/12)				
Dividend Income	$0.2028			

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. ***Class A:*** *2.25% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Advisor Class:*** *no sales charges.*

Class A	6-Month		1-Year	5-Year	10-Year
Cumulative Total Return[1]	+2.80%		+6.39%	+28.99%	+53.11%
Average Annual Total Return[2]	+0.47%		+4.02%	+4.75%	+4.11%
Distribution Rate[3]		3.11%			
Taxable Equivalent Distribution Rate[4]		5.28%			
30-Day Standardized Yield[5]		1.78%			
Taxable Equivalent Yield[4]		3.02%			
Total Annual Operating Expenses[6]		0.64%			
Class C	**6-Month**		**1-Year**	**5-Year**	**Inception (7/1/03)**
Cumulative Total Return[1]	+2.51%		+5.87%	+25.61%	+41.62%
Average Annual Total Return[2]	+1.51%		+4.87%	+4.67%	+3.73%
Distribution Rate[3]		2.61%			
Taxable Equivalent Distribution Rate[4]		4.43%			
30-Day Standardized Yield[5]		1.28%			
Taxable Equivalent Yield[4]		2.17%			
Total Annual Operating Expenses[6]		1.19%			
Advisor Class[7]	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+2.76%		+6.49%	+29.70%	+53.94%
Average Annual Total Return[2]	+2.76%		+6.49%	+5.34%	+4.41%
Distribution Rate[3]		3.28%			
Taxable Equivalent Distribution Rate[4]		5.56%			
30-Day Standardized Yield[5]		1.92%			
Taxable Equivalent Yield[4]		3.26%			
Total Annual Operating Expenses[6]		0.54%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Endnotes

All investments involve risks, including possible loss of principal. When interest rates rise, debt security prices generally fall, and debt security prices generally rise when interest rates fall. Securities with longer maturities are generally more sensitive to interest rate changes. A debt security issuer may fail to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. A change in the credit rating of any insurers of securities in the Fund's portfolio, or the inability of an insurer to meet its insurance obligations, may affect the Fund. The Fund is likely to be affected by events in California, including economic or political policy changes, tax base erosion, constitutional limits on tax increases, budget deficits, other financial difficulties, and changes in the credit ratings assigned to California issuers. The Fund may be affected by the same types of events in any of the territories in which it invests. Investments held by the Fund could be reclassified as taxable by the Internal Revenue Service or state tax authority and future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax free. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class's December dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 12/31/12.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%. Published rates as of 6/27/12 do not take into account subsequent California and federal political and regulatory developments that may impact personal tax rates, possibly with retroactive effect.

5. The 30-day standardized yield for the 30 days ended 12/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.

6. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +35.52% and +7.57%.

Your Fund's Expenses

Franklin California Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12–12/31/12
Actual	$1,000	$1,028.00	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16
Class C			
Actual	$1,000	$1,025.10	$5.97
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Advisor Class			
Actual	$1,000	$1,027.60	$2.66
Hypothetical (5% return before expenses)	$1,000	$1,022.58	$2.65

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Franklin California Tax-Exempt Money Fund

Your Fund's Goal and Main Investments: Franklin California Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital and liquidity.[1] The Fund's portfolio invests at least 80% of its total assets in securities that pay interest free from such taxes. The Fund tries to maintain a stable $1.00 share price.

*Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

An investment in the Fund is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This semiannual report for Franklin California Tax-Exempt Money Fund covers the period ended December 31, 2012.

Performance Overview

In an effort to promote continued economic recovery, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the six-month period under review, which affected money market portfolio yields. As a result, Franklin California Tax-Exempt Money Fund's seven-day effective yield was unchanged at 0.00% from June 30, 2012, through December 31, 2012.

Investment Strategy

Under normal market conditions, we invest at least 80% of the Fund's total assets in high-quality, short-term municipal securities whose interest is free from federal and California state personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Portfolio Breakdown
Franklin California Tax-Exempt Money Fund
12/31/12

	% of Total Investments
Variable Rate Notes	93.6%
Notes and Bonds	4.1%
Tax-Exempt Commercial Paper	2.3%

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 55.

Performance Summary

Franklin California Tax-Exempt Money Fund
Symbol: FCLXX
12/31/12

Seven-day effective yield[1]	0.00%
Seven-day annualized yield	0.00%
Taxable equivalent yield[2]	0.00%
Total annual operating expenses[3]	0.54%

1. Seven-day effective yield assumes the compounding of daily dividends, if any.

2. Taxable equivalent yield assumes the published rates as of 6/27/12 for the maximum combined effective federal and California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%. Published rates as of 6/27/12 do not take into account subsequent California and federal political and regulatory developments that may impact personal tax rates, possibly with retroactive effect.

3. The figure is as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown. In efforts to prevent a negative yield, the investment manager and Fund administrator have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager or Fund administrator at any time, and without further notice. There is no guarantee the Fund will be able to avoid a negative yield.

Annualized and effective yields are for the seven-day period ended 12/31/12. The Fund's average weighted life and average weighted maturity were each nine days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

*Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

Manager's Discussion

Short-term municipal bond yields remained relatively low during the six months under review as the Federal Open Market Committee kept rates unchanged, maintaining the federal funds target rate in a range of 0% to 0.25% and the discount rate at 0.75%. In addition, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, a weekly index of variable rate securities, which make up a large portion of Franklin California Tax-Exempt Money Fund, also stayed relatively low. During the period, the SIFMA rate ranged from a high of 0.21% on October 24 to a low of 0.13% on August 15 and December 5.[2] SIFMA ended the period at 0.13%.[2]

During the reporting period, variable rate demand note (VRDN) issuance was extremely low compared to recent years, and demand for well-structured VRDNs supported low rates. Franklin California Tax-Exempt Money Fund continued to be very selective in purchasing what we regarded as high-quality securities. In this environment, the Fund's yield remained at 0.00% for the reporting period.

The Fund participated in several issues during the six months under review, including Metropolitan Water District of Southern California and California Education Facilities Authority for Stanford University VRDNs, and California State Tax and Revenue anticipation notes.

Thank you for your continued participation in Franklin California Tax-Exempt Money Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. Source: SIFMA.

Your Fund's Expenses

Franklin California Tax-Exempt Money Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12–12/31/12
Actual	$1,000	$1,000.00	$0.71
Hypothetical (5% return before expenses)	$1,000	$1,024.50	$0.71

*Expenses are calculated using the most recent annualized six-month expense ratio, net of voluntary expense waivers, of 0.14%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Franklin California Tax-Free Trust

Financial Highlights

Franklin California Insured Tax-Free Income Fund

Class A	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.72	$11.76	$12.07	$11.45	$12.19	$12.48
Income from investment operations[a]:						
Net investment income[b]	0.25	0.54	0.55	0.55	0.55	0.54
Net realized and unrealized gains (losses)	0.30	0.96	(0.31)	0.62	(0.75)	(0.29)
Total from investment operations	0.55	1.50	0.24	1.17	(0.20)	0.25
Less distributions from net investment income	(0.25)	(0.54)	(0.55)	(0.55)	(0.54)	(0.54)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$13.02	$12.72	$11.76	$12.07	$11.45	$12.19
Total return[e]	4.34%	12.96%	2.08%	10.33%	(1.54)%	1.98%
Ratios to average net assets[f]						
Expenses	0.60%	0.60%	0.61%	0.61%	0.61%	0.61%
Net investment income	3.83%	4.34%	4.63%	4.60%	4.74%	4.33%
Supplemental data						
Net assets, end of period (000's)	$1,960,655	$1,884,339	$1,715,495	$1,899,692	$1,780,448	$1,875,898
Portfolio turnover rate	5.92%	11.93%	12.49%	14.19%	13.04%	13.14%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Franklin California Insured Tax-Free Income Fund

Class B	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.78	$11.82	$12.14	$11.51	$12.26	$12.54
Income from investment operations[a]:						
Net investment income[b]	0.22	0.48	0.48	0.49	0.49	0.47
Net realized and unrealized gains (losses)	0.30	0.95	(0.31)	0.62	(0.76)	(0.28)
Total from investment operations	0.52	1.43	0.17	1.11	(0.27)	0.19
Less distributions from net investment income	(0.22)	(0.47)	(0.49)	(0.48)	(0.48)	(0.47)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$13.08	$12.78	$11.82	$12.14	$11.51	$12.26
Total return[e]	4.06%	12.29%	1.44%	9.77%	(2.14)%	1.49%
Ratios to average net assets[f]						
Expenses	1.13%	1.14%	1.15%	1.15%	1.15%	1.16%
Net investment income	3.30%	3.80%	4.09%	4.06%	4.20%	3.78%
Supplemental data						
Net assets, end of period (000's)	$611	$1,528	$6,234	$18,898	$31,963	$48,875
Portfolio turnover rate	5.92%	11.93%	12.49%	14.19%	13.04%	13.14%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Financial Highlights *(continued)*

Franklin California Insured Tax-Free Income Fund

Class C	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.88	$11.90	$12.21	$11.57	$12.32	$12.60
Income from investment operations[a]:						
Net investment income[b]	0.22	0.47	0.49	0.49	0.49	0.47
Net realized and unrealized gains (losses)	0.30	0.98	(0.32)	0.63	(0.76)	(0.28)
Total from investment operations	0.52	1.45	0.17	1.12	(0.27)	0.19
Less distributions from net investment income	(0.21)	(0.47)	(0.48)	(0.48)	(0.48)	(0.47)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$13.19	$12.88	$11.90	$12.21	$11.57	$12.32
Total return[e]	4.08%	12.35%	1.49%	9.79%	(2.15)%	1.48%
Ratios to average net assets[f]						
Expenses	1.15%	1.15%	1.16%	1.16%	1.16%	1.16%
Net investment income	3.28%	3.79%	4.08%	4.05%	4.19%	3.78%
Supplemental data						
Net assets, end of period (000's)	$315,570	$283,985	$234,494	$252,630	$186,238	$163,407
Portfolio turnover rate	5.92%	11.93%	12.49%	14.19%	13.04%	13.14%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Financial Highlights *(continued)*

Franklin California Insured Tax-Free Income Fund

Advisor Class	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$12.74	$11.77	$12.08	$11.45	$11.33
Income from investment operations[b]:					
Net investment income[c]	0.26	0.55	0.56	0.56	0.37
Net realized and unrealized gains (losses)	0.30	0.97	(0.31)	0.63	0.12
Total from investment operations	0.56	1.52	0.25	1.19	0.49
Less distributions from net investment income	(0.26)	(0.55)	(0.56)	(0.56)	(0.37)
Net asset value, end of period	$13.04	$12.74	$11.77	$12.08	$11.45
Total return[d]	4.39%	13.14%	2.17%	10.52%	4.37%
Ratios to average net assets[e]					
Expenses	0.50%	0.50%	0.51%	0.51%	0.51%
Net investment income	3.93%	4.44%	4.73%	4.70%	4.84%
Supplemental data					
Net assets, end of period (000's)	$71,706	$56,993	$41,213	$10,960	$2,100
Portfolio turnover rate	5.92%	11.93%	12.49%	14.19%	13.04%

[a]For the period October 31, 2008 (effective date) to June 30, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.8%		
California 95.8%		
ABAG Finance Authority for Nonprofit Corps. California Health Facilities Revenue, Institute on Aging, California Mortgage Insured, 5.65%, 8/15/38	$ 9,000,000	$ 9,562,950
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home, Refunding, Series A, California Mortgage Insured, 5.00%,		
4/01/32	3,500,000	3,938,795
4/01/42	1,120,000	1,226,109
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Casa De Las Campanas, California Mortgage Insured, 6.00%, 9/01/37	11,000,000	12,555,070
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	9,708,681
Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage Insured, 5.375%, 11/15/25	5,145,000	5,153,901
Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%, 4/01/26	2,750,000	2,755,610
Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured, zero cpn., 8/01/25	9,045,000	4,584,458
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,		
5.25%, 10/01/21	64,660,000	72,163,146
5.45%, 10/01/25	25,000,000	27,933,250
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/27	3,035,000	1,671,739
Alhambra USD, GO, Refunding, Series A, AGMC Insured, 5.00%, 8/01/29	7,300,000	8,606,919
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,		
8/01/32	3,355,000	1,266,311
8/01/33	3,610,000	1,278,301
2/01/34	3,345,000	1,138,471
Alvord USD, GO, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	9,902,172
Anaheim City School District GO, AGMC Insured, 6.25%, 8/01/40	7,500,000	9,071,925
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%, 10/01/29	5,000,000	5,172,550
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%, 8/01/36	3,130,000	3,550,547
Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34	4,315,000	4,331,742
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,893,291
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	5,013,347
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	2,090,692
Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38	10,000,000	10,428,700
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32	10,430,000	12,007,850
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,007,760
Baldwin Park USD, GO,		
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,541,178
Election of 2006, AGMC Insured, 5.00%, 8/01/31	5,440,000	5,997,165
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,		
5.75%, 8/01/36	6,200,000	7,033,838
zero cpn., 8/01/40	11,000,000	2,585,880
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,705,686
Beverly Hills PFA Water Revenue, Refunding, Second Series A, 5.00%, 6/01/37	5,735,000	6,792,935
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/02/32	3,790,000	4,068,034

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Buckeye USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	$10,705,000	$ 11,417,953
California Community College Financing Authority Lease Revenue,		
Grossmont Palomar and Shasta, Series A, NATL Insured, 5.125%, 4/01/31	880,000	880,625
Sequoias and Kern, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,569,058
Sequoias and Kern, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,375,513
California Educational Facilities Authority Revenue, Stanford University, Refunding, Series U-2, 5.00%, 10/01/32	50,000,000	69,668,500
California Health Facilities Financing Authority Revenue,		
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	7,417,480
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.25%, 2/01/26	5,000,000	5,963,650
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	895,000	896,835
Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28	5,000,000	5,003,800
Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32	2,000,000	2,003,900
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	16,320,600
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	11,522,943
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Series A, California Mortgage Insured,		
5.875%, 5/15/29	2,895,000	3,221,209
6.125%, 5/15/39	5,830,000	6,416,498
California Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	2,167,443
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	10,923,000
California State Department of Water Resources Water System Revenue, Central Valley Project,		
Series AC, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	40,000	43,566
Series AD, AGMC Insured, Pre-Refunded, 5.00%, 12/01/26	25,000	27,715
California State GO,		
NATL Insured, 6.00%, 8/01/16	210,000	210,851
NATL Insured, 6.00%, 10/01/21	65,000	65,800
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,350,000	1,372,761
California State Local Government Finance Authority Revenue, Marin Valley Mobile Country Club Park Acquisition Project, Senior, Series A, AGMC Insured, 5.80%, 10/01/20	3,770,000	3,780,518
California State Public Works Board Lease Revenue,		
Department of Mental Health Hospital, Series A, AMBAC Insured, 5.00%, 12/01/21	4,100,000	4,148,995
Department of Mental Health Hospital, Series A, AMBAC Insured, 5.00%, 12/01/26	5,675,000	5,741,057
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	10,000,000	11,412,600
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/34	20,125,000	22,473,185
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,734,900
California Statewide CDA,		
COP, NATL Insured, 5.00%, 4/01/18	3,000,000	3,001,230
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	4,055,000	4,062,583
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.90%, 7/20/39	13,475,000	13,499,794
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,000,400
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%, 8/01/33	2,785,000	2,788,648

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Statewide CDA Revenue,		
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	$17,000,000	$ 18,652,230
California Endowment, 5.00%, 7/01/33	18,460,000	18,786,373
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	18,017,280
Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/28	17,215,000	20,407,694
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, 5.05%, 10/01/28	7,825,000	8,379,010
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	17,765,000	21,784,331
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	2,035,000	2,056,245
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	21,807,800
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	16,907,700
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	2,585,000	2,590,351
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,		
10/01/34	14,000,000	15,561,420
10/01/41	3,880,000	4,265,750
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,107,580
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,852,001
Central USD, GO, Election of 2008, Series A, Assured Guaranty,		
5.50%, 8/01/29	3,000,000	3,454,110
5.625%, 8/01/33	3,500,000	3,992,905
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,792,427
Coachella Valley USD, GO,		
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	2,390,480
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	2,238,720
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	1,772,625
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	2,008,200
Election of 2005, Series D, AGMC Insured, 5.00%, 8/01/37	7,000,000	7,817,670
Coachella Water Authority Water Revenue, Refunding, AGMC Insured, 5.00%, 8/01/32	2,000,000	2,240,500
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,000,000	5,673,700
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,		
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,502,962
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,230,850
Colton Joint USD, GO,		
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	3,473,635
Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,665,000	11,903,100
Compton USD, GO, Election of 2002, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/29	2,000,000	2,129,660
Corona-Norco USD, GO,		
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	861,882
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,541,918
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	1,666,268
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/25	4,655,000	2,802,170
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/26	6,080,000	3,483,354
Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	14,237,760
Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,482,125
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,706,453

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	$ 6,550,000	$ 7,432,940
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,935,575
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,699,072
Desert Sands USD, COP, Financing Project, AGMC Insured, 5.75%, 3/01/24	10,000,000	11,253,800
Discovery Bay PFA Enterprise Revenue, Water and Wastewater Projects, 5.00%, 12/01/42	4,000,000	4,470,160
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	12,765,972
El Rancho USD, GO, AGMC Insured, 5.00%, 8/01/27	4,500,000	5,135,490
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	8,464,478
Escondido UHSD, COP, AGMC Insured, 5.00%,		
6/01/33	3,500,000	3,806,565
6/01/37	2,500,000	2,672,050
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,578,028
Fairfield Suisun USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%, 8/01/25	4,185,000	4,491,760
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	5,000,000	5,044,800
Fontana USD, GO, Series A, AGMC Insured,		
5.25%, 8/01/27	265,000	280,195
5.25%, 8/01/28	275,000	290,326
Pre-Refunded, 5.25%, 8/01/27	6,435,000	6,931,911
Pre-Refunded, 5.25%, 8/01/28	6,725,000	7,244,304
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/17	20,000,000	16,034,200
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/18	25,000,000	18,942,750
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/19	5,970,000	4,273,565
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	66,735,000	66,735,000
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,804,553
Fowler USD, GO,		
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	673,286
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	617,948
Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	4,034,036
Franklin-McKinley School District GO, Election of 2004, Series A, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	5,280,000	5,892,902
Fresno USD, GO, Refunding,		
Series A, AGMC Insured, 5.00%, 8/01/25	5,000,000	5,746,000
Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,498,299
Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,629,670
Fullerton School District GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/23	3,030,000	2,141,271
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,012,850
Grossmont UHSD, GO,		
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	3,216,285
Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/33	1,440,000	1,630,858
Election of 2008, Series A, AGMC Insured, 5.25%, 8/01/33	7,510,000	8,617,500
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,091,690

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, zero cpn., 8/01/38	$ 9,875,000	$ 1,929,871
Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured, 5.125%, 10/01/32	19,815,000	19,854,234
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,179,920
Imperial Community College District GO, Refunding, AGMC Insured, 5.00%, 8/01/29	6,865,000	7,864,819
Indian Wells Valley Water District COP, Refunding, Assured Guaranty,		
5.125%, 10/01/32	1,690,000	1,879,043
5.25%, 10/01/39	7,590,000	8,366,381
Jefferson UHSD San Mateo County GO, Refunding, Series A, NATL Insured, 6.45%,		
8/01/25	3,045,000	3,894,433
8/01/29	3,075,000	4,086,398
Jurupa Community Services District Special Tax, CFD No. 2, Series A, NATL Insured, 5.00%, 9/01/32	7,000,000	7,004,760
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,346,640
Kern High School District GO, AGMC Insured, ETM, 6.625%,		
8/01/14	1,535,000	1,685,384
8/01/15	1,400,000	1,618,722
La Habra COP, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,605,233
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	2,052,558
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,569,600
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	11,634,200
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	2,160,634
Lancaster School District GO, Capital Appreciation, Election of 1999, NATL Insured, zero cpn.,		
8/01/25	5,495,000	3,147,756
7/01/26	5,965,000	3,280,989
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,655,773
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,310,483
Live Oak School District COP, Assured Guaranty,		
5.50%, 8/01/29	1,245,000	1,428,650
5.875%, 8/01/34	2,270,000	2,605,665
5.875%, 8/01/39	2,750,000	3,118,472
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	20,917,241
Lodi USD, GO, Refunding, AGMC Insured, 5.00%,		
8/01/28	2,000,000	2,307,320
8/01/29	2,000,000	2,293,060
Lodi USD School Facilities ID No. 1 GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	1,000,000	1,081,770
Long Beach Bond Finance Authority Lease Revenue, Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31	10,500,000	10,500,000
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment Projects, Series A, AMBAC Insured, 5.00%,		
8/01/25	7,015,000	7,015,351
8/01/31	3,135,000	3,053,490

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Los Angeles Community College District GO, Series B, AGMC Insured, 5.00%, 8/01/27	$ 4,000,000	$ 4,093,800
Los Angeles COP, Municipal Improvement Corp. of Los Angeles, Program AW Certificates, AMBAC Insured, 5.00%, 6/01/27	5,895,000	5,942,455
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport, senior bond, Series D, 5.00%, 5/15/40	30,000,000	33,726,000
Los Angeles Department of Water and Power Revenue, Power System,		
Refunding, Series B, 5.00%, 7/01/43	75,000,000	85,975,500
Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/35	5,000,000	5,116,900
Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured, 6.50%, 7/01/22	585,000	585,538
Los Angeles USD, GO,		
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,657,400
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,645,900
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,562,584
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/26	10,000,000	10,150,900
Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, AGMC Insured, 5.85%, 9/01/18	1,765,000	1,775,378
Marin Municipal Water District COP, Financing Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/29	1,200,000	1,282,380
Marysville Financing Authority Sewer Revenue, Series A, AGMC Insured, 5.00%,		
11/01/32	1,000,000	1,129,330
11/01/38	2,870,000	3,141,129
11/01/45	4,620,000	5,039,404
McFarland PFAR, Water and Wastewater Financing Projects, Series A, Assured Guaranty, 5.00%, 10/01/40	5,115,000	5,466,400
McFarland USD, GO, Election of 2012, Series A, 5.00%, 11/01/38	3,255,000	3,567,024
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	8,255,775
Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding, NATL Insured, 5.60%, 3/01/19	2,460,000	2,467,085
Montebello USD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/33	2,700,000	2,989,872
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	20,479,375
Moorpark USD,		
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,444,914
GO, Election of 2008, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	2,377,878
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/26	4,000,000	4,293,200
Mount Diablo USD, GO, Election of 2002, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/25	6,025,000	6,165,864
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	4,451,840
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	2,055,090
Oceanside COP, AMBAC Insured, 5.20%, 4/01/23	2,500,000	2,514,475
Oceanside USD, GO, Capital Appreciation, Election of 2008,		
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,633,650
Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	2,863,324
Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	2,014,046

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Orange County Sanitation District COP,		
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 2/01/33	$ 8,000,000	$ 8,218,640
Series B, AGMC Insured, 5.00%, 2/01/37	25,000,000	27,951,750
Oxnard School District GO, Election of 2012, Series A, AGMC Insured, 5.00%, 8/01/37	4,135,000	4,657,333
Paramount USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,064,084
Patterson Joint USD, GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,		
8/01/22	1,900,000	1,272,582
8/01/23	1,985,000	1,255,374
8/01/24	2,075,000	1,243,900
8/01/25	2,170,000	1,218,846
8/01/26	2,265,000	1,202,353
Peralta Community College District GO,		
Election of 2000, Series B, NATL Insured, 5.25%, 8/01/32	8,450,000	8,481,011
Election of 2006, Series B, AGMC Insured, 5.00%, 8/01/24	6,000,000	6,724,500
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,750,000	3,815,137
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,333,440
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	11,363,428
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,398,920
Pomona USD, GO,		
Election of 2008, Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,349,020
Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,869,920
Series E, AGMC Insured, 5.00%, 8/01/30	4,365,000	5,047,468
Poway RDA Tax Allocation,		
Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25	9,195,000	9,200,517
Refunding, NATL Insured, 5.75%, 6/15/33	2,225,000	2,225,490
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Refunding, AGMC Insured, 5.25%, 9/01/20	2,500,000	2,506,500
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.875%, 8/01/37	24,000,000	27,095,760
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	3,589,800
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,761,031
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL RE, FGIC Insured,		
5.00%, 8/01/37	3,620,000	3,627,204
Pre-Refunded, 5.00%, 8/01/37	1,380,000	1,525,728
Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured, 5.00%, 9/01/25	5,675,000	5,773,234
Sacramento Area Flood Control Agency Special Assessment,		
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,515,450
Subordinated, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	560,000	569,509
Sacramento City USD, GO, Refunding, AGMC Insured, 5.00%, 7/01/31	14,030,000	15,813,774
Sacramento County Airport System Revenue, Senior Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	18,310,061
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	5,862,191

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	$28,405,000	$ 18,566,644
San Buenaventura Public Facilities Financing Authority Water Revenue, Refunding, Series B, 5.00%, 7/01/42	16,295,000	18,451,480
San Francisco Community College District GO, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/26	6,000,000	6,018,180
San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,		
8/01/26	3,530,000	1,947,395
2/01/27	1,850,000	986,180
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,738,694
San Joaquin Delta Community College District GO, Election of 2004,		
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	3,831,755
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	5,221,210
Series A, AGMC Insured, 5.00%, 8/01/29	520,000	569,676
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,530,000	5,055,842
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	6,628,410
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	18,075,000	18,065,059
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	12,860,000	12,618,618
senior lien, NATL Insured, 5.00%, 1/01/33	10,035,000	9,642,631
San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27	10,000,000	10,027,900
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33	3,500,000	3,503,850
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,376,871
San Juan USD, GO,		
Election of 1998, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	5,115,000	5,254,793
Election of 2002, BHAC Insured, 5.00%, 8/01/31	5,000,000	5,469,600
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	16,896,901
San Marino USD, GO, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	3,803,770
San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30	5,790,000	6,171,677
San Ysidro School District COP, School Facilities Project, AGMC Insured, 5.00%, 9/01/38	2,800,000	3,003,784
Santa Ana USD, COP, Capital Appreciation, Financing Project, AGMC Insured, zero cpn., 4/01/24	14,245,000	8,742,869
Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27	5,555,000	5,565,221
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	11,545,000	12,087,615
Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%, 7/01/33	11,050,000	11,670,568
Santa Rita USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/32	6,160,000	6,549,990
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC Insured, 6.00%, 7/02/15	1,085,000	1,160,690
Santee School District GO, Election of 2006,		
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	7,371,380
Series B, Assured Guaranty, 5.00%, 8/01/33	1,260,000	1,367,566
Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,069,080
Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,577,232

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Saugus/Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured, 5.00%,		
9/01/35	$ 2,000,000	$ 2,151,200
9/01/40	1,500,000	1,588,890
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	14,474,054
Sonoma CDA Tax Allocation, Redevelopment Project, Refunding, Assured Guaranty, 5.00%, 12/01/30	3,795,000	4,171,426
Southern California Public Power Authority Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	19,000,000	19,444,220
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	10,000,000	10,909,100
Southern Mono Health Care District GO, Election of 2001, Series A, NATL Insured,		
Pre-Refunded, 5.00%, 8/01/24	3,005,000	3,015,668
zero cpn., 8/01/28	2,340,000	1,051,900
zero cpn., 8/01/29	2,440,000	1,031,925
zero cpn., 8/01/30	2,550,000	1,013,421
zero cpn., 8/01/31	2,660,000	992,233
Stanislaus USD, GO, Election of 2008,		
Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,702,005
Series B, Assured Guaranty, 5.125%, 8/01/41	3,400,000	3,768,934
Stanton RDA Tax Allocation, Consolidated Redevelopment Project, Series A, AGMC Insured, 5.00%, 12/01/40	6,020,000	6,487,935
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/23	6,500,000	6,436,105
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50% thereafter, 12/01/37	15,000,000	15,410,400
Susanville PFAR, Utility Enterprises Project, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/36	3,230,000	3,468,826
Sweetwater UHSD, GO, Election of 2006, Series A, BHAC Insured, 5.00%, 8/01/38	14,980,000	16,203,267
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,		
5.00%, 9/01/30	1,255,000	1,380,450
5.375%, 9/01/37	5,000,000	5,470,100
Tustin CRDA Tax Allocation, Housing, AGMC Insured,		
5.00%, 9/01/30	2,125,000	2,331,423
5.25%, 9/01/39	3,250,000	3,528,915
Union Elementary School District GO, Capital Appreciation,		
Series A, NATL RE, FGIC Insured, zero cpn., 9/01/24	2,000,000	1,346,900
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/25	5,500,000	3,479,465
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/26	5,850,000	3,488,998
University of California Revenue, Limited Project,		
Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	6,460,000	7,215,045
Series G, 5.00%, 5/15/37	20,000,000	23,032,000
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, AGMC Insured, 5.00%, 9/01/31	5,095,000	5,099,127
Val Verde USD,		
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,384,338
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	730,280

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Vista USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,		
8/01/26	$ 7,150,000	$ 4,083,079
2/01/27	4,795,000	2,623,824
Washington Township Health Care District Revenue, Refunding,		
5.00%, 7/01/18	2,000,000	2,007,040
5.125%, 7/01/23	450,000	451,332
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	2,933,545
West Basin Municipal Water District COP, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/24	2,500,000	2,568,325
West Contra Costa USD, GO,		
Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,186,800
Election of 2010, Series A, AGMC Insured, 5.25%, 8/01/41	12,500,000	14,137,750
Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,863,825
West Hills Community College District School Facilities ID No. 1 GO, Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/37	2,250,000	2,448,000
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, 6.50%, 8/01/41	4,000,000	4,774,200
West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28	5,615,000	5,984,579
West Sacramento Financing Authority Water Revenue, AGMC Insured, 5.00%,		
10/01/31	7,160,000	8,153,880
10/01/34	7,190,000	8,079,691
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,064,700
Western Riverside County Water and Wastewater Finance Authority Revenue, Western Municipal Water District Improvement, Assured Guaranty,		
5.50%, 9/01/34	1,750,000	1,951,793
5.625%, 9/01/39	2,500,000	2,770,700
Westlands Water District Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
9/01/29	1,500,000	1,752,615
9/01/31	1,745,000	2,016,679
9/01/32	1,710,000	1,966,996
9/01/34	2,000,000	2,282,700
Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%, 9/01/37	4,340,000	4,498,063
Wiseburn School District GO, Election of 2010,		
Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	10,696,956
Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	11,650,800
Woodland Finance Authority Wastewater Revenue, second senior lien, NATL Insured, 5.00%, 3/01/35	2,590,000	2,659,101
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%, 10/01/29	4,435,000	5,148,725
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, 5.00%, 8/01/32	5,000,000	5,646,650
Total Municipal Bonds before Short Term Investments (Cost $2,055,670,948)		2,249,923,185

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Short Term Investments 3.2%		
Municipal Bonds 3.2%		
California 3.2%		
[a]California Infrastructure and Economic Development Bank Revenue, Contemporary Jewish Museum, Daily VRDN and Put, 0.14%, 12/01/36	$ 4,470,000	$ 4,470,000
[a]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.10%, 11/01/26	7,250,000	7,250,000
[a]California State Economic Recovery GO,		
Refunding, Series C-1, Daily VRDN and Put, 0.09%, 7/01/23	9,270,000	9,270,000
Series C-3, Daily VRDN and Put, 0.09%, 7/01/23	18,400,000	18,400,000
Series C-4, Daily VRDN and Put, 0.11%, 7/01/23	1,600,000	1,600,000
[a]California State GO,		
Kindergarten, Series A3, Daily VRDN and Put, 0.09%, 5/01/34	2,600,000	2,600,000
Series A-2, Daily VRDN and Put, 0.08%, 5/01/33	9,325,000	9,325,000
[a]Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B,		
Sub Series B-3, Daily VRDN and Put, 0.09%, 7/01/34	5,000,000	5,000,000
Sub Series B-6, Daily VRDN and Put, 0.11%, 7/01/34	9,500,000	9,500,000
[a]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.08%, 7/01/35	4,500,000	4,500,000
[a]Sacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation District, Refunding, Series A, Daily VRDN and Put, 0.11%, 12/01/36	2,840,000	2,840,000
Total Short Term Investments (Cost $74,755,000)		74,755,000
Total Investments (Cost $2,130,425,948) 99.0%		2,324,678,185
Other Assets, less Liabilities 1.0%		23,863,101
Net Assets 100.0%		$2,348,541,286

See Abbreviations on page 73.

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Financial Highlights

Franklin California Intermediate-Term Tax-Free Income Fund

Class A	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.04	$11.30	$11.42	$10.87	$11.27	$11.33
Income from investment operations[a]:						
Net investment income[b]	0.20	0.43	0.45	0.45	0.45	0.44
Net realized and unrealized gains (losses)	0.14	0.74	(0.13)	0.55	(0.40)	(0.07)
Total from investment operations	0.34	1.17	0.32	1.00	0.05	0.37
Less distributions from net investment income	(0.20)	(0.43)	(0.44)	(0.45)	(0.45)	(0.43)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$12.18	$12.04	$11.30	$11.42	$10.87	$11.27
Total return[e]	2.80%	10.53%	2.88%	9.36%	0.51%	3.29%
Ratios to average net assets[f]						
Expenses	0.62%	0.64%	0.64%	0.66%	0.66%	0.66%
Net investment income	3.18%	3.63%	3.93%	3.95%	4.17%	3.85%
Supplemental data						
Net assets, end of period (000's)	$792,359	$741,604	$589,818	$669,838	$517,829	$517,443
Portfolio turnover rate	2.11%	9.95%	9.42%	12.40%	20.01%	22.97%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Financial Highlights *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund

Class C	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.08	$11.33	$11.45	$10.89	$11.29	$11.36
Income from investment operations[a]:						
Net investment income[b]	0.16	0.36	0.38	0.38	0.40	0.38
Net realized and unrealized gains (losses)	0.14	0.76	(0.12)	0.57	(0.41)	(0.08)
Total from investment operations	0.30	1.12	0.26	0.95	(0.01)	0.30
Less distributions from net investment income	(0.16)	(0.37)	(0.38)	(0.39)	(0.39)	(0.37)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$12.22	$12.08	$11.33	$11.45	$10.89	$11.29
Total return[e]	2.51%	9.89%	2.40%	8.83%	(0.05)%	2.63%
Ratios to average net assets[f]						
Expenses	1.17%	1.19%	1.19%	1.21%	1.21%	1.21%
Net investment income	2.63%	3.08%	3.38%	3.40%	3.62%	3.30%
Supplemental data						
Net assets, end of period (000's)	$194,642	$173,557	$128,554	$111,795	$59,205	$36,842
Portfolio turnover rate	2.11%	9.95%	9.42%	12.40%	20.01%	22.97%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Franklin California Tax-Free Trust

Financial Highlights *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund

Advisor Class	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$12.07	$11.32	$11.44	$10.87	$10.60
Income from investment operations[b]:					
Net investment income[c]	0.20	0.44	0.46	0.46	0.31
Net realized and unrealized gains (losses)	0.13	0.75	(0.13)	0.58	0.27
Total from investment operations	0.33	1.19	0.33	1.04	0.58
Less distributions from net investment income	(0.20)	(0.44)	(0.45)	(0.47)	(0.31)
Net asset value, end of period	$12.20	$12.07	$11.32	$11.44	$10.87
Total return[d]	2.76%	10.71%	2.98%	9.65%	5.49%
Ratios to average net assets[e]					
Expenses	0.52%	0.54%	0.54%	0.56%	0.56%
Net investment income	3.28%	3.73%	4.03%	4.05%	4.27%
Supplemental data					
Net assets, end of period (000's)	$202,146	$160,565	$95,447	$36,322	$156
Portfolio turnover rate	2.11%	9.95%	9.42%	12.40%	20.01%

[a]For the period October 31, 2008 (effective date) to June 30, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.9%		
California 90.7%		
ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15	$ 1,435,000	$ 1,436,995
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home, Refunding, Series A, California Mortgage Insured, 5.00%,		
4/01/23	1,000,000	1,172,300
4/01/24	1,000,000	1,163,680
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Channing House, California Mortgage Insured, 5.00%, 5/15/20	2,000,000	2,276,620
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,559,549
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/19	1,000,000	1,139,310
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/21	1,000,000	1,144,910
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/22	500,000	569,655
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/24	1,195,000	1,337,683
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/25	1,410,000	1,572,319
Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,194,430
Jackson Laboratory, Refunding, 5.00%, 7/01/22	1,000,000	1,197,000
Jackson Laboratory, Refunding, 5.00%, 7/01/23	1,160,000	1,373,544
Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,174,060
San Diego Hospital Assn., Series C, 5.125%, 3/01/18	1,705,000	1,790,250
San Diego Hospital Assn., Series C, 5.25%, 3/01/19	2,315,000	2,433,250
ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14	270,000	276,537
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17	10,000,000	8,768,900
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	2,711,477
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24	5,265,000	2,993,995
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, NATL RE, FGIC Insured, 5.00%, 11/01/21	1,080,000	1,208,866
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,		
Refunding, 5.00%, 4/01/22	15,000,000	18,938,250
Refunding, 5.00%, 4/01/24	2,500,000	3,066,000
Series F, Pre-Refunded, 5.00%, 4/01/24	3,000,000	3,418,950
Bonita Canyon Public Facilities Financing Authority Special Tax, CFD No. 98-1, Refunding, 5.00%,		
9/01/26	1,000,000	1,031,210
9/01/28	2,000,000	2,062,020
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL RE, FGIC Insured, zero cpn.,		
8/01/15	4,600,000	4,366,872
8/01/16	4,670,000	4,304,899
California Community College Financing Authority Lease Revenue, Coast Community College, Series A, 5.00%, 6/01/26	1,220,000	1,388,445
California Educational Facilities Authority Revenue, San Francisco University, 5.00%, 10/01/21	3,000,000	3,549,330
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series K, 5.125%, 7/01/22	14,515,000	15,793,336
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,210,920

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Health Facilities Financing Authority Revenue, (continued)		
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	$ 2,000,000	$ 2,370,640
The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13	1,200,000	1,201,056
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/13	1,815,000	1,815,000
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/14	1,635,000	1,639,169
Providence Health and Services, Series C, 5.75%, 10/01/19	1,440,000	1,755,058
Providence Health and Services, Series C, 6.00%, 10/01/20	1,500,000	1,838,475
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	5,272,290
Stanford Hospital Clinics, Series B, 4.00%, 8/15/21	2,235,000	2,598,567
Stanford Hospital Clinics, Series B, 5.00%, 8/15/23	1,500,000	1,866,525
California Infrastructure and Economic Development Bank Revenue,		
Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	6,309,950
J. Paul Getty Trust, Refunding, Series A, Sub Series A-1, 5.00%, 10/01/23	5,000,000	6,516,450
California Municipal Finance Authority COP, Community Hospitals of Central California,		
5.00%, 2/01/18	4,390,000	5,015,663
5.00%, 2/01/19	3,860,000	4,452,394
5.00%, 2/01/20	1,600,000	1,814,480
5.00%, 2/01/21	1,600,000	1,802,016
Refunding, 5.00%, 2/01/14	1,765,000	1,834,470
Refunding, 5.00%, 2/01/17	4,025,000	4,488,519
Refunding, 5.00%, 2/01/19	2,590,000	2,862,623
California State Department of Water Resources Power Supply Revenue,		
Power Supply, Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,957,250
Power Supply, Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	12,228,078
Refunding, Series H, 5.00%, 5/01/22	7,400,000	8,816,730
Refunding, Series L, 5.00%, 5/01/22	12,000,000	14,725,560
Refunding, Series N, 5.00%, 5/01/21	10,845,000	13,564,167
California State Department of Water Resources Water System Revenue, Central Valley Project, Refunding, Series AE, 5.00%, 12/01/26	5,000,000	5,888,700
California State Economic Recovery GO, Series A,		
5.00%, 7/01/15	6,115,000	6,531,982
Pre-Refunded, 5.00%, 7/01/15	4,555,000	4,871,254
California State Educational Facilities Authority Revenue,		
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,768,550
University of Southern California, Refunding, Series A, 5.00%, 10/01/23	10,000,000	12,864,300
California State GO,		
5.25%, 6/01/16	515,000	525,243
Refunding, 5.00%, 2/01/22	15,000,000	18,368,700
Refunding, 5.25%, 9/01/22	16,330,000	20,560,940
California State Health Facilities Financing Authority Revenue, Marshall Medical Center, Refunding, Series A, California Mortgage Insured, 5.00%,		
11/01/19	1,355,000	1,600,770
11/01/20	1,395,000	1,654,498
11/01/21	1,180,000	1,397,911
11/01/22	1,535,000	1,811,684
California State Municipal Finance Authority Revenue,		
Kern Regional Center Project, Series A, 6.00%, 5/01/19	1,500,000	1,773,540
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,738,785
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,253,927

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California State Public Works Board Lease Revenue,		
California State University Projects, Series B-1, 5.375%, 3/01/25	$ 2,500,000	$ 2,909,575
Department of Corrections and Rehabilitation, Refunding, Series J, 5.00%, 1/01/21	3,000,000	3,261,900
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,328,299
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,769,720
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	8,030,953
Series D, 5.00%, 9/01/25	2,920,000	3,430,504
Series D, 5.00%, 9/01/26	4,650,000	5,395,023
Trustees of California State University, Series J, 5.50%, 11/01/25	4,725,000	5,605,929
Trustees of California State University, Series J, 5.50%, 11/01/26	1,000,000	1,187,820
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,739,695
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,672,024
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,606,578
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	16,872,156
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,933,500
California Statewide CDA Revenue,		
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	10,000,000	11,518,500
Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13	1,000,000	1,022,840
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,483,930
Health Facility, Los Angeles Jewish Home for the Aging, California Mortgage Insured, 5.00%, 11/15/18	3,000,000	3,053,790
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,611,360
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	2,905,000	3,400,361
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,035,000	3,521,055
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,075,000	3,594,490
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,394,640
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,557,759
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	8,078,796
Viewpoint School, ACA Insured, Pre-Refunded, 4.50%, 10/01/17	460,000	492,867
Viewpoint School, ACA Insured, Pre-Refunded, 4.75%, 10/01/18	480,000	516,374
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,542,938
Carson RDA, Tax Allocation Housing, Series A, 5.00%,		
10/01/22	1,975,000	2,087,733
10/01/23	2,135,000	2,248,198
10/01/24	2,245,000	2,347,417
10/01/25	1,700,000	1,766,198
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation, AMBAC Insured, zero cpn., 8/01/22	10,445,000	7,721,675
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.00%, 9/02/24	970,000	982,212
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/17	5,235,000	4,785,942
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,473,765
Conejo Valley USD, GO, Election of 1998,		
Series C, AGMC Insured, zero cpn., 8/01/17	2,500,000	2,281,400
Series D, NATL RE, FGIC Insured, Pre-Refunded, 4.50%, 8/01/19	4,000,000	4,261,800

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Corona-Norco USD,		
COP, Series A, AGMC Insured, 5.00%, 4/15/19	$ 1,310,000	$ 1,503,317
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,656,314
GO, Capital Appreciation Bonds, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	3,523,651
PFA Special Tax Revenue, Series A, 5.25%, 9/01/25	2,235,000	2,283,164
Cupertino USD, GO, Refunding, 5.00%, 8/01/22	1,690,000	2,055,310
Desert Sands USD,		
COP, Financing Project, AGMC Insured, 5.00%, 3/01/19	2,090,000	2,319,942
GO, Election of 2001, 5.25%, 8/01/21	2,015,000	2,426,040
East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,		
8/01/20	2,800,000	3,387,692
8/01/21	2,140,000	2,526,505
8/01/22	3,090,000	3,592,249
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,703,961
Fairfax School District GO, Election of 2000, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/17	555,000	577,694
Folsom PFA Special Tax Revenue,		
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,087,058
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,137,111
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,095,820
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,390,701
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,451,612
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,507,758
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, 5.875%, 1/15/26	1,765,000	1,823,704
Capital Appreciation, Refunding, zero cpn., 1/15/22	30,345,000	17,847,715
Refunding, NATL Insured, 5.00%, 1/15/16	1,000,000	1,001,960
Fremont USD Alameda County GO, Refunding, 5.00%, 8/01/23	5,000,000	6,241,850
Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project, Refunding, AMBAC Insured, 4.25%, 10/01/13	2,025,000	2,053,370
Imperial Community College District GO, Refunding,		
AGMC Insured, 5.00%, 8/01/23	1,350,000	1,585,508
AGMC Insured, 5.00%, 8/01/21	1,010,000	1,191,820
AGMC Insured, 5.00%, 8/01/22	1,170,000	1,380,542
Irvine 1915 Act Special Assessment, Limited Obligation, Reassessment District No. 11-1, 5.00%, 9/02/26	500,000	515,820
Irvine USD Financing Authority Special Tax, Series A,		
4.70%, 9/01/15	1,040,000	1,074,185
4.80%, 9/01/17	1,325,000	1,367,360
4.875%, 9/01/18	1,490,000	1,537,665
5.00%, 9/01/20	1,095,000	1,129,788
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,423,799
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%, 12/01/19	5,000,000	5,245,050
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,461,327
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A, 5.00%, 8/15/20	20,000,000	22,783,000

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Los Angeles County MTA Sales Tax Revenue, Proposition C,		
Refunding, Series B, 5.00%, 7/01/23	$ 5,000,000	$ 6,203,050
Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	18,167,100
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series A, 5.00%, 10/01/22	2,750,000	3,411,045
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series A, 5.00%, 7/01/25	7,815,000	9,650,040
Los Angeles GO, Judgement Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,647,790
Los Angeles USD,		
COP, 5.00%, 12/01/20	3,830,000	4,498,105
GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21	5,975,000	6,784,254
GO, Refunding, NATL Insured, 5.25%, 7/01/13	3,500,000	3,586,450
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,646,080
GO, Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,863,934
GO, Refunding, Series A-2, 5.00%, 7/01/21	10,000,000	12,554,200
GO, Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22	5,000,000	5,326,200
GO, Series D, 5.00%, 7/01/27	3,410,000	3,931,150
GO, Series I, 5.00%, 7/01/18	5,000,000	6,030,500
Los Angeles Wastewater System Revenue, Refunding, Sub Series B, 5.00%, 6/01/23	6,000,000	7,580,640
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,		
3.90%, 11/15/36	3,440,000	3,630,817
3.95%, 11/15/36	1,310,000	1,385,469
Martinez USD, GO, Election of 2010, Capital Appreciation, zero cpn. to 8/01/14, 5.375% thereafter, 8/01/26	5,000,000	5,415,900
Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series C, 5.00%,		
10/01/25	7,580,000	9,374,717
10/01/26	8,010,000	9,920,946
Montebello USD, GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn.,		
8/01/18	1,455,000	1,191,892
8/01/19	1,480,000	1,154,015
Moreno Valley USD, GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	4,547,250
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/17	2,000,000	2,146,600
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/18	2,300,000	2,468,590
Murrieta PFA Special Tax Revenue, Refunding, 5.00%,		
9/01/20	1,225,000	1,399,587
9/01/22	1,495,000	1,702,342
9/01/24	1,810,000	2,021,354
9/01/25	1,000,000	1,107,290
New Haven USD, GO, Capital Appreciation Bonds, Refunding, AGMC Insured, zero cpn.,		
8/01/22	11,750,000	8,132,762
8/01/23	3,200,000	2,102,848
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,		
5.00%, 7/01/23	2,000,000	2,277,340
5.25%, 7/01/24	2,000,000	2,296,680
Oakland USD Alameda County GO, 6.50%, 8/01/23	2,200,000	2,577,520

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,		
4.60%, 8/15/14	$ 1,000,000	$ 1,002,010
4.75%, 8/15/15	1,000,000	1,002,100
4.90%, 8/15/16	1,285,000	1,287,634
Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,		
4.90%, 8/15/17	1,000,000	1,010,590
5.10%, 8/15/18	1,000,000	1,011,180
Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,		
4.70%, 8/15/18	1,765,000	1,785,474
4.80%, 8/15/19	1,945,000	1,965,831
4.85%, 8/15/20	2,000,000	2,017,280
Orange County Sanitation District Wastewater Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/24	5,180,000	6,426,515
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond Refinancings, Refunding, 5.00%, 9/02/26	1,045,000	1,136,741
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A, NATL Insured, 5.00%, 4/01/23	7,690,000	8,054,583
Palo Alto 1915 Act Special Assessment, Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%,		
9/02/28	1,000,000	1,111,610
9/02/29	1,280,000	1,415,168
Palo Verde Community College District COP, AMBAC Insured, 5.00%,		
1/01/22	1,015,000	1,087,603
1/01/23	1,065,000	1,137,697
1/01/24	1,070,000	1,140,813
Perris UHSD Financing Authority Revenue,		
5.50%, 9/01/27	1,270,000	1,309,611
5.625%, 9/01/29	1,375,000	1,417,708
Special Tax, 5.25%, 9/01/25	1,005,000	1,036,296
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%, 12/01/16	1,000,000	1,079,130
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,		
7/01/16	1,420,000	1,573,104
7/01/21	1,695,000	1,838,685
Rancho Santiago Community College District GO, Refunding, 5.00%, 9/01/26	9,790,000	11,887,703
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,017,630
Richmond Joint Powers Financing Authority Revenue,		
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,272,546
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,595,231
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,273,593
Multiple Redevelopment Projects, Series B, ETM, 5.35%, 5/15/13	375,000	381,728
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/18	1,540,000	1,662,707
Riverside County RDA Tax Allocation,		
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	1,045,000	1,192,826
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,162,084
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,373,066

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Sacramento County COP, Refunding,		
5.375%, 2/01/23	$ 3,400,000	$ 3,740,442
5.50%, 2/01/25	3,770,000	4,191,373
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,668,414
Sacramento MUD Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	12,107,400
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	16,263,600
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, 5.00%, 9/01/26	8,000,000	8,953,600
San Diego RDA Tax Allocation Revenue, Naval Training Center, Series A, 5.00%, 9/01/25	1,000,000	1,047,870
San Francisco City and County Airports Commission International Airport Revenue,		
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	6,314,212
Refunding, Second Series, Governmental Purpose, 5.00%, 5/01/26	2,700,000	3,243,348
Refunding, Series G, 5.00%, 5/01/23	4,970,000	6,023,193
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,585,492
San Francisco City and County GO, Clean and Safe Parks, Series B, 4.75%, 6/15/19	2,610,000	3,183,182
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	11,701,889
San Francisco City and County Redevelopment Financing Authority Tax Allocation,		
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	1,000,000	1,145,970
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,131,620
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,133,240
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,126,460
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,620,393
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,716,067
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,181,690
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A,		
5.60%, 1/15/16	3,000,000	3,140,760
NATL Insured, zero cpn., 1/15/26	19,000,000	9,573,530
San Jose RDA Tax Allocation, Merged Area Redevelopment Project,		
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,319,670
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,130,400
San Ramon Valley USD, GO, Refunding, 5.00%,		
8/01/22	5,000,000	6,321,050
8/01/23	2,500,000	3,106,225
8/01/24	2,805,000	3,441,679
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%,		
8/01/19	1,325,000	1,476,845
8/01/20	1,510,000	1,675,300
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,895,750
Santa Ana USD, GO,		
Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 8/01/14	3,125,000	3,032,812
Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,284,520
Santa Margarita Water District Special Tax, CFD No. 99-1, Refunding, Series A,		
5.00%, 9/01/25	1,000,000	1,031,850
5.00%, 9/01/26	1,000,000	1,031,720

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Santa Margarita Water District Special Tax, CFD No. 99-1, Refunding, Series A, (continued)		
5.00%, 9/01/27	$ 1,000,000	$ 1,031,380
5.125%, 9/01/28	1,060,000	1,093,114
5.25%, 9/01/29	1,000,000	1,031,060
Sonoma Marin Area Rail Transportation District Measure Q Sales Tax Revenue, Series A, 5.00%, 3/01/25	13,410,000	16,126,464
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 5.25%, 9/01/24	3,500,000	3,854,270
South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured, 5.00%, 9/01/16	920,000	940,222
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,859,650
Southern California Public Power Authority Revenue, Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,837,110
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,842,500
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,		
9/01/24	1,000,000	1,117,760
9/01/25	1,000,000	1,114,890
University of California Revenues,		
General, Series U, 5.00%, 5/15/19	4,060,000	4,996,886
Refunding, Series S, 5.00%, 5/15/19	8,145,000	9,886,157
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,353,766
West Kern Community College District COP, AMBAC Insured,		
5.00%, 11/01/20	1,015,000	1,098,220
5.00%, 11/01/21	1,065,000	1,135,972
5.00%, 11/01/22	1,115,000	1,182,703
5.125%, 11/01/23	1,170,000	1,241,019
5.125%, 11/01/24	1,230,000	1,301,500
Whittier UHSD, GO, Capital Appreciation Bonds, Refunding, zero cpn.,		
8/01/24	7,755,000	4,560,250
8/01/26	10,045,000	5,162,728
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	1,435,000	1,651,140
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured,		
5.00%, 9/01/15	1,080,000	1,134,918
5.25%, 9/01/20	1,325,000	1,379,603
		1,078,237,336
U.S. Territories 5.2%		
Guam 0.6%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,527,870
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
10/01/21	2,000,000	2,359,380
10/01/22	2,000,000	2,359,700
		7,246,950

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico 4.6%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	$ 2,500,000	$ 2,713,675
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,162,150
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	5,060,650
Series WW, 5.375%, 7/01/23	5,000,000	5,137,350
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	5,014,000
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	11,645,000	12,586,731
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 6.00%, 8/01/24	8,000,000	8,511,840
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.00%, 8/01/24	10,000,000	10,531,500
		54,717,896
Total U.S. Territories		61,964,846
Total Municipal Bonds before Short Term Investments (Cost $1,059,813,771)		1,140,202,182
Short Term Investments 2.8%		
Municipal Bonds 2.8%		
California 2.8%		
[a]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.11%, 11/01/26	2,900,000	2,900,000
[a]California State Economic Recovery GO,		
Refunding, Series C-1, Daily VRDN and Put, 0.09%, 7/01/23	7,700,000	7,700,000
Series C-3, Daily VRDN and Put, 0.09%, 7/01/23	3,250,000	3,250,000
Series C-4, Daily VRDN and Put, 0.11%, 7/01/23	1,410,000	1,410,000
[a]California State GO, Series A-1, Daily VRDN and Put, 0.09%, 5/01/33	3,000,000	3,000,000
[a]California Statewide CDA Revenue, John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.05%, 8/15/36	9,085,000	9,085,000
[a]Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior, Refunding, Series A1, Weekly VRDN and Put, 0.13%, 7/01/31	1,095,000	1,095,000
[a]Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.09%, 7/01/34	3,400,000	3,400,000
[a]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.08%, 7/01/35	1,800,000	1,800,000
Total Short Term Investments (Cost $33,640,000)		33,640,000
Total Investments (Cost $1,093,453,771) 98.7%		1,173,842,182
Other Assets, less Liabilities 1.3%		15,303,972
Net Assets 100.0%		$1,189,146,154

See Abbreviations on page 73.

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Financial Highlights

Franklin California Tax-Exempt Money Fund

Class A	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:						
Net investment income (loss)	—	—	—	(—)[a]	0.006	0.024
Net realized and unrealized gains (losses)	(—)[a]	—	—	—	—	—
Total from investment operations	(—)[a]	—	—	(—)[a]	—	—
Less distributions from net investment income	—	—	—	—	(0.006)	(0.024)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[b]	—%	—%	—%	—%	0.57%	2.43%
Ratios to average net assets[c]						
Expenses before waiver and payments by affiliates	0.54%	0.54%	0.54%	0.54%	0.57%	0.54%
Expenses net of waiver and payments by affiliates	0.14%	0.12%	0.23%	0.24%	0.46%	0.54%
Net investment income (loss)	—%	—%	—%	(—)%[d]	0.61%	2.37%
Supplemental data						
Net assets, end of period (000's)	$772,240	$564,477	$563,474	$630,453	$570,026	$709,264

[a]Amount rounds to less than $0.001 per share.
[b]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[c]Ratios are annualized for periods less than one year.
[d]Rounds to less than 0.01%.

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2012 (unaudited)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Investments 88.2%		
Municipal Bonds 88.2%		
California 88.2%		
[a]California Educational Facilities Authority Revenue,		
Stanford University, Refunding, Series L-2, Weekly VRDN and Put, 0.09%, 10/01/14	$ 5,800,000	$ 5,800,000
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.09%, 10/01/15	7,490,000	7,490,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.09%, 10/01/17	7,000,000	7,000,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put, 0.10%, 10/01/36	1,100,000	1,100,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.11%, 10/01/36	20,850,000	20,850,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.09%, 10/01/22	3,300,000	3,300,000
[a]California Health Facilities Financing Authority Revenue,		
Children's Hospital, Series D, Weekly VRDN and Put, 0.11%, 11/01/34	6,100,000	6,100,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.13%, 3/01/47	6,725,000	6,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.10%, 3/01/47	13,000,000	13,000,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.12%, 7/01/41	22,700,000	22,700,000
[a]California HFAR,		
MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.12%, 4/01/43	6,325,000	6,325,000
MFH III, Refunding, Series F, Weekly VRDN and Put, 0.11%, 2/01/32	6,145,000	6,145,000
MFH III, Series D, Weekly VRDN and Put, 0.13%, 2/01/31	8,300,000	8,300,000
[a]California Infrastructure and Economic Development Bank Revenue,		
American National Red Cross, Refunding, Weekly VRDN and Put, 0.10%, 9/01/34	4,800,000	4,800,000
The J. Paul Getty Trust, Refunding, Series A-2, Daily VRDN and Put, 0.09%, 10/01/47	26,440,000	26,440,000
Los Angeles Special Project, Series A, Weekly VRDN and Put, 0.10%, 7/01/33	6,200,000	6,200,000
[a]California PCFA, PCR,		
Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.07%, 4/01/17	13,650,000	13,650,000
Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.10%, 11/01/26	17,700,000	17,700,000
Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.11%, 11/01/26	12,100,000	12,100,000
California State Department of Water Resources Water Revenue, TECP, 0.15%, 1/08/13	8,562,000	8,562,000
[a]California State Economic Recovery GO,		
Series C-2, Daily VRDN and Put, 0.09%, 7/01/23	1,900,000	1,900,000
Series C-3, Daily VRDN and Put, 0.09%, 7/01/23	700,000	700,000
Series C-4, Daily VRDN and Put, 0.11%, 7/01/23	23,250,000	23,250,000
California State GO,		
[a]Kindergarten, Series A3, Daily VRDN and Put, 0.09%, 5/01/34	5,970,000	5,970,000
RAN, Series A-2, 2.50%, 6/20/13	6,000,000	6,057,642
[a]Series A-1, Daily VRDN and Put, 0.09%, 5/01/33	10,000,000	10,000,000
[a]Series A-2, Daily VRDN and Put, 0.08%, 5/01/33	23,475,000	23,475,000
[a]Series A-3, Daily VRDN and Put, 0.09%, 5/01/33	2,400,000	2,400,000
[a]Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.10%, 5/01/40	9,800,000	9,800,000
[a]California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds,		
Series A, Daily VRDN and Put, 0.09%, 11/01/35	5,200,000	5,200,000
Series B, Daily VRDN and Put, 0.05%, 11/01/35	25,850,000	25,850,000

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Investments (continued)		
Municipal Bonds (continued)		
California (continued)		
ᵃCalifornia Statewide CDA Revenue,		
John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.05%, 8/15/36	$10,150,000	$ 10,150,000
John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.11%, 8/15/27	15,900,000	15,900,000
Livermore Valley Performing Arts Center Project, Weekly VRDN and Put, 0.10%, 12/01/36	11,485,000	11,485,000
ᵃCalleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and Put, 0.10%, 7/01/37	14,825,000	14,825,000
ᵃEast Bay MUD Water System Revenue, Refunding, Series A, Weekly VRDN and Put, 0.10%, 6/01/38	13,120,000	13,120,000
ᵃHillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.21%, 6/01/30	1,800,000	1,800,000
ᵃIrvine 1915 Act Special Assessment,		
Limited Obligation, AD No. 94-13, Daily VRDN and Put, 0.10%, 9/02/22	1,219,000	1,219,000
Limited Obligation, AD No. 97-16, Daily VRDN and Put, 0.10%, 9/02/22	3,000,000	3,000,000
Limited Obligation Improvement, AD No. 94-15, Refunding, Daily VRDN and Put, 0.10%, 9/02/20	1,141,000	1,141,000
Limited Obligation Improvement, AD No. 97-17, Daily VRDN and Put, 0.10%, 9/02/23	7,900,000	7,900,000
ᵃIrvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.13%, 10/01/41	3,450,000	3,450,000
ᵃIrvine Ranch Water District Special Assessment, Consolidated, ID, Nos. 105 230 and 250, Weekly VRDN and Put, 0.08%, 8/01/16	2,900,000	2,900,000
Los Angeles County GO, TRAN, Series C, 2.00%, 6/28/13	13,000,000	13,113,841
ᵃLos Angeles County Housing Authority MFHR,		
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.12%, 12/01/32	6,300,000	6,300,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.12%, 4/15/28	9,425,000	9,425,000
ᵃLos Angeles County MFMR,		
Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN and Put, 0.14%, 4/01/31	11,875,000	11,875,000
Series A, FHLMC Insured, Weekly VRDN and Put, 0.10%, 7/01/14	4,500,000	4,500,000
ᵃLos Angeles Department of Water and Power Revenue,		
Power System, Refunding, Series A, Sub Series A-3, Weekly VRDN and Put, 0.10%, 7/01/35	3,250,000	3,250,000
Power System, Refunding, Series A, Sub Series A-6, Weekly VRDN and Put, 0.09%, 7/01/35	6,100,000	6,100,000
Power System, Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.09%, 7/01/34	3,600,000	3,600,000
Power System, Refunding, Series B, Sub Series B-6, Daily VRDN and Put, 0.11%, 7/01/34	13,000,000	13,000,000
Power System, Series B, Sub Series B-7, Weekly VRDN and Put, 0.10%, 7/01/34	10,000,000	10,000,000
Water System, Refunding, Series B, Sub Series B-4, Weekly VRDN and Put, 0.11%, 7/01/35	17,350,000	17,350,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.08%, 7/01/35	4,800,000	4,800,000
Los Angeles USD, GO, Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/28	8,920,000	9,132,745
Los Angeles Wastewater System Revenue,		
ᵃRefunding, Series A, Weekly VRDN and Put, 0.13%, 6/01/28	1,100,000	1,100,000
ᵃRefunding, Series B, Weekly VRDN and Put, 0.12%, 6/01/28	4,300,000	4,300,000
TECP, Series A-1, 0.16%, 2/05/13	7,000,000	7,000,000
ᵃMetropolitan Water District of Southern California Water Revenue,		
Refunding, Series B-3, Daily VRDN and Put, 0.08%, 7/01/35	4,700,000	4,700,000
Special, Refunding, Series A, Weekly VRDN and Put, 0.10%, 10/01/29	13,100,000	13,100,000

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Investments (continued)		
Municipal Bonds (continued)		
California (continued)		
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.12%, 3/01/49	$ 7,425,000	$ 7,425,000
[a]Orange County Apartment Development Revenue,		
Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and Put, 0.13%, 11/15/28	5,600,000	5,600,000
Trabuco Woods, Refunding, Series J, FNMA Insured, Weekly VRDN and Put, 0.12%, 11/15/28	2,670,000	2,670,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project, Series CC, FNMA Insured, Weekly VRDN and Put, 0.14%, 12/01/27	4,045,000	4,045,000
[a]Sacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation District, Refunding,		
Series A, Daily VRDN and Put, 0.11%, 12/01/36	13,295,000	13,295,000
Series E, Weekly VRDN and Put, 0.13%, 12/01/40	5,000,000	5,000,000
[a]San Diego County COP, San Diego Foundation, Weekly VRDN and Put, 0.12%, 8/01/36	4,210,000	4,210,000
[a]San Diego County Regional Transportation Commission Revenue, Limited Tax, Refunding, Series D, Weekly VRDN and Put, 0.11%, 4/01/38	20,100,000	20,100,000
[a]San Jose Financing Authority Lease Revenue, Hayes Mansion, Refunding, Series C, Weekly VRDN and Put, 0.10%, 6/01/27	8,915,000	8,915,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project, Series B, Weekly VRDN and Put, 0.13%, 11/15/25	20,635,000	20,635,000
[a]Santa Clara County Multi Family Revenue, Grove Gardens, Housing, Refunding, Series A, Weekly VRDN and Put, 0.11%, 2/15/27	2,200,000	2,200,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding,		
Series A, Weekly VRDN and Put, 0.10%, 6/01/26	11,780,000	11,780,000
Series C, Weekly VRDN and Put, 0.11%, 6/01/26	6,285,000	6,285,000
[a]Tahoe Forest Hospital District Revenue, Health Facility, Daily VRDN and Put, 0.10%, 7/01/33	1,300,000	1,300,000
[a]Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN and Put, 0.11%, 7/15/29	9,400,000	9,400,000
[a]Walnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and Put, 0.11%, 4/01/27	3,730,000	3,730,000
[a]Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital Inc., Refunding, Series A, Weekly VRDN and Put, 0.13%, 6/01/36	6,000,000	6,000,000
Total Municipal Bonds (Cost $681,016,228)		681,016,228
Total Investments (Cost $681,016,228) 88.2%		681,016,228
Other Assets, less Liabilities 11.8%		91,224,060
Net Assets 100.0%		$772,240,288

See Abbreviations on page 73.

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Financial Statements

Statements of Assets and Liabilities

December 31, 2012 (unaudited)

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Assets:			
Investments in securities:			
Cost	$2,130,425,948	$1,093,453,771	$681,016,228
Value	$2,324,678,185	$1,173,842,182	$681,016,228
Cash	2,867,451	3,838,459	73,080,259
Receivables:			
Capital shares sold	2,722,887	5,093,786	20,133,055
Interest	32,345,527	14,753,436	465,456
Total assets	2,362,614,050	1,197,527,863	774,694,998
Liabilities:			
Payables:			
Capital shares redeemed	10,484,004	6,665,541	2,361,303
Affiliates	1,593,815	817,987	42,805
Distributions to shareholders	1,809,473	824,509	1,299
Accrued expenses and other liabilities	185,472	73,672	49,303
Total liabilities	14,072,764	8,381,709	2,454,710
Net assets, at value	$2,348,541,286	$1,189,146,154	$772,240,288
Net assets consist of:			
Paid-in capital	$2,165,325,857	$1,119,705,594	$772,244,653
Undistributed net investment income	700,987	79,556	—
Net unrealized appreciation (depreciation)	194,252,237	80,388,411	—
Accumulated net realized gain (loss)	(11,737,795)	(11,027,407)	(4,365)
Net assets, at value	$2,348,541,286	$1,189,146,154	$772,240,288

Statements of Assets and Liabilities *(continued)*

December 31, 2012 (unaudited)

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Class A:			
Net assets, at value	$1,960,654,608	$ 792,358,604	$772,240,288
Shares outstanding	150,620,426	65,045,347	772,206,051
Net asset value per share[a]	$13.02	$12.18	$1.00
Maximum offering price per share (net asset value per share ÷ 95.75%, 97.75% and 100%, respectively)	$13.60	$12.46	$1.00
Class B:			
Net assets, at value	$ 610,844		
Shares outstanding	46,691		
Net asset value and maximum offering price per share[a]	$13.08		
Class C:			
Net assets, at value	$ 315,570,200	$ 194,641,555	
Shares outstanding	23,928,907	15,926,030	
Net asset value and maximum offering price per share[a]	$13.19	$12.22	
Advisor Class:			
Net assets, at value	$ 71,705,634	$ 202,145,995	
Shares outstanding	5,499,152	16,562,644	
Net asset value and maximum offering price per share	$13.04	$12.20	

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust

Financial Statements *(continued)*

Statements of Operations

for the six months ended December 31, 2012 (unaudited)

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Investment income:			
Interest	$51,820,914	$21,906,901	$ 398,344
Expenses:			
Management fees (Note 3a)	5,369,990	2,719,908	1,438,349
Distribution fees: (Note 3c)			
Class A	981,463	390,493	—
Class B	3,021	—	—
Class C	994,661	605,812	—
Transfer agent fees (Note 3e)	295,253	186,361	69,900
Custodian fees	17,011	8,536	4,416
Reports to shareholders	26,195	16,425	8,840
Registration and filing fees	9,186	6,336	3,250
Professional fees	26,012	20,985	17,578
Trustees' fees and expenses	26,383	11,659	6,519
Other	60,882	41,943	24,504
Total expenses	7,810,057	4,008,458	1,573,356
Expenses waived/paid by affiliates (Note 3f)	—	—	(1,175,012)
Net expenses	7,810,057	4,008,458	398,344
Net investment income	44,010,857	17,898,443	—
Realized and unrealized gains (losses):			
Net realized gain (loss) from investments	2,326,775	265,905	(1,819)
Net change in unrealized appreciation (depreciation) on investments	50,344,237	11,948,048	—
Net realized and unrealized gain (loss)	52,671,012	12,213,953	(1,819)
Net increase (decrease) in net assets resulting from operations	$96,681,869	$30,112,396	$ (1,819)

Franklin California Tax-Free Trust

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Franklin California Insured Tax-Free Income Fund		Franklin California Intermediate-Term Tax-Free Income Fund	
	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012
Increase (decrease) in net assets:				
Operations:				
Net investment income	$ 44,010,857	$ 90,704,440	$ 17,898,443	$ 33,176,701
Net realized gain (loss) from investments	2,326,775	4,912,650	265,905	403,668
Net change in unrealized appreciation (depreciation) on investments	50,344,237	158,961,943	11,948,048	56,386,613
Net increase (decrease) in net assets resulting from operations	96,681,869	254,579,033	30,112,396	89,966,982
Distributions to shareholders from:				
Net investment income:				
Class A	(37,611,981)	(78,859,299)	(12,512,263)	(24,168,855)
Class B	(15,806)	(137,610)	—	—
Class C	(4,931,829)	(9,603,406)	(2,453,938)	(4,580,879)
Advisor Class	(1,280,383)	(2,080,127)	(3,022,169)	(4,617,777)
Total distributions to shareholders	(43,839,999)	(90,680,442)	(17,988,370)	(33,367,511)
Capital share transactions: (Note 2)				
Class A	31,745,475	28,565,727	42,437,679	111,386,092
Class B	(946,528)	(5,019,573)	—	—
Class C	24,715,645	29,707,300	19,107,255	36,006,196
Advisor Class	13,340,121	12,256,324	39,751,912	57,914,463
Total capital share transactions	68,854,713	65,509,778	101,296,846	205,306,751
Net increase (decrease) in net assets	121,696,583	229,408,369	113,420,872	261,906,222
Net assets:				
Beginning of period	2,226,844,703	1,997,436,334	1,075,725,282	813,819,060
End of period	$2,348,541,286	$2,226,844,703	$1,189,146,154	$1,075,725,282
Undistributed net investment income included in net assets:				
End of period	$ 700,987	$ 530,129	$ 79,556	$ 169,483

Financial Statements *(continued)*

Statements of Changes in Net Assets *(continued)*

	Franklin California Tax-Exempt Money Fund	
	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ —	$ —
Net realized gain (loss) from investments	(1,819)	—
Net increase (decrease) in net assets resulting from operations	(1,819)	—
Capital share transactions: (Note 2)	207,764,671	1,003,625
Net increase (decrease) in net assets	207,762,852	1,003,625
Net assets (there is no undistributed net investment income at beginning or end of year) :		
Beginning of period	564,477,436	563,473,811
End of period	$772,240,288	$564,477,436

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds). The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2005, the Franklin California Insured Tax-Free Income Fund no longer offered Class B shares for purchase. As disclosed in the fund prospectus, Class B shares convert to Class A shares after eight years of investment; therefore, all Class B shares will convert to Class A by March 2013. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The Franklin California Insured Tax-Free Income Fund was closed to new investors effective January 25, 2013, and will be closed to all investors effective March 1, 2013.

Class A	Class A, Class C & Advisor Class	Class A, Class B, Class C & Advisor Class
Franklin California Tax-Exempt Money Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Insured Tax-Free Income Fund

The following summarizes the Funds' significant accounting policies.

a. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

1. Organization and Significant Accounting Policies *(continued)*

c. Security Transactions, Investment Income, Expenses and Distributions *(continued)*

included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

f. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2012, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

	Franklin California Insured Tax-Free Income Fund		Franklin California Intermediate-Term Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended December 31, 2012				
Shares sold	9,982,857	$ 129,669,598	9,263,465	$ 113,060,044
Shares issued in reinvestment of distributions	2,129,406	27,728,634	784,246	9,581,911
Shares redeemed	(9,657,094)	(125,652,757)	(6,576,174)	(80,204,276)
Net increase (decrease)	2,455,169	$ 31,745,475	3,471,537	$ 42,437,679
Year ended June 30, 2012				
Shares sold	17,710,235	$ 219,274,579	17,938,255	$ 211,839,772
Shares issued in reinvestment of distributions	4,714,598	58,298,842	1,588,782	18,735,180
Shares redeemed	(20,162,617)	(249,007,694)	(10,145,458)	(119,188,860)
Net increase (decrease)	2,262,216	$ 28,565,727	9,381,579	$ 111,386,092
Class B Shares:				
Six Months ended December 31, 2012				
Shares sold	167	$ 2,171		
Shares issued in reinvestment of distributions	864	11,295		
Shares redeemed	(73,830)	(959,994)		
Net increase (decrease)	(72,799)	$ (946,528)		
Year ended June 30, 2012				
Shares sold	1,937	$ 24,330		
Shares issued in reinvestment of distributions	8,026	98,787		
Shares redeemed	(417,922)	(5,142,690)		
Net increase (decrease)	(407,959)	$ (5,019,573)		

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin California Insured Tax-Free Income Fund		Franklin California Intermediate-Term Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended December 31, 2012				
Shares sold	3,177,540	$ 41,779,673	2,555,778	$ 31,270,441
Shares issued in reinvestment of distributions	288,972	3,811,739	140,232	1,718,990
Shares redeemed	(1,584,804)	(20,875,767)	(1,134,375)	(13,882,176)
Net increase (decrease)	1,881,708	$ 24,715,645	1,561,635	$ 19,107,255
Year ended June 30, 2012				
Shares sold	5,003,321	$ 62,958,506	4,830,652	$ 57,383,760
Shares issued in reinvestment of distributions	597,495	7,482,862	270,326	3,198,569
Shares redeemed	(3,255,740)	(40,734,068)	(2,077,898)	(24,576,133)
Net increase (decrease)	2,345,076	$ 29,707,300	3,023,080	$ 36,006,196
Advisor Class Shares:				
Six Months ended December 31, 2012				
Shares sold	1,718,063	$ 22,362,097	4,872,441	$ 59,538,228
Shares issued in reinvestment of distributions	74,039	965,970	141,612	1,733,311
Shares redeemed	(767,175)	(9,987,946)	(1,758,152)	(21,519,627)
Net increase (decrease)	1,024,927	$ 13,340,121	3,255,901	$ 39,751,912
Year ended June 30, 2012				
Shares sold	1,980,354	$ 24,674,135	7,258,196	$ 85,986,969
Shares issued in reinvestment of distributions	126,051	1,564,172	192,333	2,280,139
Shares redeemed	(1,132,276)	(13,981,983)	(2,575,343)	(30,352,645)
Net increase (decrease)	974,129	$ 12,256,324	4,875,186	$ 57,914,463

	Franklin California Tax-Exempt Money Fund
	Amount
Class A Shares:	
Six Months ended December 31, 2012	
Shares sold	$ 357,684,112
Shares redeemed	(149,919,441)
Net increase (decrease)	$ 207,764,671
Year ended June 30, 2012	
Shares sold	$ 522,782,410
Shares redeemed	(521,778,785)
Net increase (decrease)	$ 1,003,625

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds and the Franklin California Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $ 12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board for the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the funds' Class A reimbursement distribution plans, the funds' reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the funds' Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

c. Distribution Fees *(continued)*

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund
Reimbursement Plans:		
Class A	0.10%	0.10%
Compensation Plans:		
Class B	0.65%	—
Class C	0.65%	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$314,417	$90,774
CDSC retained	$ 39,853	$24,056

e. Transfer Agent Fees

For the period ended December 31, 2012, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Transfer Agent fees	$125,172	$63,587	$46,519

f. Waiver and Expense Reimbursements

In efforts to prevent a negative yield in the Franklin California Tax-Exempt Money Fund, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the fund and if necessary, make a capital infusion into the fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the fund will be able to avoid a negative yield.

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

g. Other Affiliated Transactions

The Franklin California Tax-Exempt Money Fund has a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund. At December 31, 2012, a director of Advisers and an interested board member of the Trust directly and/or indirectly owned 51.5% and 12.5%, respectively, of the fund's outstanding shares.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At June 30, 2012, the capital loss carryforwards were as follows:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Capital loss carryforwards subject to expiration:			
2013	$ —	$ 421,949	$ —
2015	—	1,083,972	—
2016	—	154,257	2,546
2017	1,446,203	5,166,158	—
2018	—	1,396,013	—
2019	7,062,310	2,006,118	—
Capital loss carryforwards not subject to expiration:			
Short term	2,042,721	1,064,846	—
Long term	3,513,333	—	—
Total capital loss carryforwards	$14,064,567	$11,293,313	$2,546

At December 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Cost of investments	$2,129,428,866	$1,093,165,125	$681,016,228
Unrealized appreciation	$ 195,763,184	$ 81,205,195	$ —
Unrealized depreciation	(513,865)	(528,138)	—
Net unrealized appreciation (depreciation)	$ 195,249,319	$ 80,677,057	$ —

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2012, were as follows:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund
Purchases	$190,770,208	$94,612,513
Sales	$130,667,450	$23,389,627

6. Concentration of Risk

Each of the Funds invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Credit Facility

The Franklin California Insured Tax-Free Income Fund and Franklin Intermediate-Term Tax-Free Income Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 17, 2013, the Borrowers renewed the Global Credit Facility for a total of $1.5 billion, which matures on January 18, 2014.

Under the terms of the Global Credit Facility, the funds shall, in addition to interest charged on any borrowings made by the funds and other costs incurred by the funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended December 31, 2012, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2012, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
ACA - American Capital Access Holdings Inc.
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FHLMC - Federal Home Loan Mortgage Corp.
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFAR - Housing Finance Authority Revenue
ID - Improvement District
MF - Multi-Family
MFH - Multi-Family Housing
MFHR - Multi-Family Housing Revenue
MFR - Multi-Family Revenue
MTA - Metropolitan Transit Authority
MUD - Municipal Utility District
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
RAN - Revenue Anticipation Note
RDA - Redevelopment Agency/Authority
SFMR - Single Family Mortgage Revenue
TECP - Tax-Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Note
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin California Tax-Free Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | **TAX-FREE INCOME**

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN CALIFORNIA TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

CAT S 02/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date February 27, 2013